Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.0%
78,509		AGL Energy Ltd.	$ 774,968	0.1
13,835		ASX Ltd.	782,416	0.1
484,477		Aurizon Holdings Ltd.	1,509,223	0.3
65,120		Australia & New Zealand Banking Group Ltd.	1,077,146	0.2
114,444		BHP Group Ltd.	3,191,406	0.6
209,883		Fortescue Metals Group Ltd.	2,796,177	0.5
637,220		Medibank Pvt Ltd.	1,333,239	0.2
41,183		Newcrest Mining Ltd.	815,254	0.2
64,092		Rio Tinto Ltd.	4,781,826	0.8
			17,061,655	3.0

		Belgium: 0.4%
22,877		UCB S.A.	2,448,125	0.4

		Canada: 4.3%
34,950		Bank of Nova Scotia	1,700,808	0.3
83,892		BCE, Inc.	3,636,806	0.6
27,758		Canadian Imperial Bank of Commerce - XTSE	2,339,991	0.4
3,181		Constellation Software, Inc./Canada	3,939,277	0.7
7,895		Franco-Nevada Corp.	1,050,904	0.2
32,782		National Bank Of Canada	1,815,921	0.3
46,831		Open Text Corp.	2,067,314	0.4
17,599		Rogers Communications, Inc.	830,149	0.1
174,717		TELUS Corp.	3,370,032	0.6
6,031	(1),(2)	Topicus.com, Inc.	–	–
36,275		Waste Connections, Inc.	3,771,875	0.7
			24,523,077	4.3

		China: 0.4%
679,500		BOC Hong Kong Holdings Ltd.	2,211,343	0.4

		Denmark: 1.7%
14,573		Carlsberg A/S	2,170,647	0.4
18,475		Coloplast A/S	2,761,925	0.5
71,100		Novo Nordisk A/S	4,765,328	0.8
			9,697,900	1.7

		Finland: 0.8%
43,993		Kone Oyj	3,688,229	0.6
21,280		Orion Oyj	1,000,932	0.2
			4,689,161	0.8

		France: 0.7%
11,988		Danone	773,049	0.1
9,224	(2)	Eiffage SA	901,805	0.2
192,012		Orange SA	2,430,496	0.4
			4,105,350	0.7

		Germany: 0.7%
88,217		Deutsche Post AG	4,255,427	0.7

		Hong Kong: 1.8%
69,000		ASM Pacific Technology Ltd.	861,594	0.1
358,000		CK Hutchison Holdings Ltd.	2,596,798	0.5
201,500		CLP Holdings Ltd.	1,892,886	0.3
555,000		HKT Trust / HKT Ltd.	725,391	0.1
17,400		Jardine Matheson Holdings Ltd.	920,372	0.2
236,500		Link REIT	2,067,741	0.4
198,000		Power Assets Holdings Ltd.	1,038,695	0.2
			10,103,477	1.8

		Ireland: 1.2%
48,800		Medtronic PLC	5,548,560	1.0
32,689		Smurfit Kappa PLC	1,389,710	0.2
			6,938,270	1.2

		Israel: 0.2%
241,066		Bank Leumi Le-Israel BM	1,353,605	0.2

		Italy: 2.3%
227,768		Assicurazioni Generali S.p.A.	3,893,536	0.7
156,292		Enel S.p.A.	1,568,047	0.3
120,132	(2)	FinecoBank Banca Fineco SpA	1,896,607	0.3
340,694	(2)	Intesa Sanpaolo SpA	789,204	0.1
545,566		Snam SpA	3,081,469	0.5
285,760		Terna Rete Elettrica Nazionale SpA	2,146,434	0.4
			13,375,297	2.3

		Japan: 8.7%
129,800		Canon, Inc.	2,299,334	0.4
2,800		Daikin Industries Ltd.	634,171	0.1
312,300		ENEOS Holdings, Inc.	1,066,755	0.2
70,500		Fuji Film Holdings Corp.	3,792,692	0.7
2,600		Hikari Tsushin, Inc.	624,079	0.1
40,100		Hitachi Ltd.	1,521,946	0.3
12,300		Hoya Corp.	1,635,759	0.3
27,200		Kamigumi Co., Ltd.	469,370	0.1
75,800		KDDI Corp.	2,156,994	0.4
26,600		Konami Holdings Corp.	1,386,287	0.2
18,000		Lawson, Inc.	816,154	0.1
69,000		LIXIL Group Corp.	1,651,153	0.3
11,200		McDonald's Holdings Co.Japan Ltd.	543,256	0.1
29,600		Medipal Holdings Corp.	555,120	0.1
16,500		MEIJI Holdings Co., Ltd.	1,167,731	0.2
30,800		Mitsubishi Corp.	715,583	0.1
12,700		Miura Co., Ltd.	668,718	0.1
7,300		Nintendo Co., Ltd.	4,141,891	0.7
94,600		Nippon Telegraph & Telephone Corp.	2,237,316	0.4
29,700		Secom Co., Ltd.	2,963,841	0.5
124,700		Sekisui House Ltd.	2,236,015	0.4
79,500		SG Holdings Co.Ltd.	2,378,657	0.4
312,800		SoftBank Corp.	3,853,969	0.7
11,800		Sohgo Security Services Co., Ltd.	632,026	0.1
42,600		Square Enix Holdings Co., Ltd.	2,605,020	0.4
20,200		Sumitomo Mitsui Financial Group, Inc.	580,802	0.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
22,500		Sundrug Co., Ltd.	$ 943,213	0.2
15,300		Suzuken Co., Ltd.	583,741	0.1
20,700		Trend Micro, Inc.	1,120,456	0.2
10,500		Tsuruha Holdings, Inc.	1,539,778	0.3
40,300		Welcia Holdings Co.Ltd.	1,619,334	0.3
21,700		Yamato Holdings Co., Ltd.	547,090	0.1
			49,688,251	8.7

		Netherlands: 0.6%
81,526		Koninklijke Ahold Delhaize NV	2,330,929	0.4
301,909		Koninklijke KPN NV	898,256	0.2
			3,229,185	0.6

		New Zealand: 0.1%
238,250		Spark New Zealand Ltd.	761,770	0.1

		Norway: 0.1%
86,027		Orkla ASA	823,919	0.1

		Singapore: 0.2%
209,100		Singapore Exchange Ltd.	1,378,723	0.2

		Spain: 1.1%
48,011		Enagas	1,172,942	0.2
50,667		Endesa S.A.	1,456,297	0.2
80,574		Ferrovial SA - FERE	2,250,057	0.4
822	(2)	Ferrovial SA - FERE-Interim	22,942	0.0
73,046		Red Electrica Corp.SA	1,493,282	0.3
			6,395,520	1.1

		Sweden: 0.5%
17,911		Essity AB	569,195	0.1
8,192		Swedish Match AB	662,748	0.1
112,209		Telefonaktiebolaget LM Ericsson	1,377,446	0.3
			2,609,389	0.5

		Switzerland: 3.0%
25,451		LafargeHolcim Ltd.-CHF	1,335,845	0.2
32,238		Logitech International SA	2,873,212	0.5
33,232		Nestle SA	3,722,466	0.6
17,203		Roche Holding AG	5,650,275	1.0
9,556		Zurich Insurance Group AG	3,875,411	0.7
			17,457,209	3.0

		United Kingdom: 3.6%
45,687		Admiral Group Plc	1,720,895	0.3
15,802		British American Tobacco PLC	556,269	0.1
329,860		Direct Line Insurance Group PLC	1,294,006	0.2
212,905		GlaxoSmithKline PLC	3,864,203	0.7
60,599		Imperial Brands PLC	1,093,951	0.2
25,799		London Stock Exchange Group PLC	2,782,476	0.5
182,584		Sage Group PLC/The	1,464,222	0.2
56,825		Smith & Nephew PLC	1,097,576	0.2
73,385		Unilever PLC	4,448,637	0.8
84,916		United Utilities Group PLC	1,011,453	0.2
775,452		Vodafone Group PLC	1,265,264	0.2
			20,598,952	3.6

		United States: 62.6%
55,643		AbbVie, Inc.	5,819,145	1.0
8,921		Accenture PLC	2,222,132	0.4
48,980		Activision Blizzard, Inc.	3,892,930	0.7
35,977		Aflac, Inc.	1,580,470	0.3
14,317		Air Products & Chemicals, Inc.	4,010,764	0.7
23,381		Allison Transmission Holdings, Inc.	959,790	0.2
22,326		Allstate Corp.	2,285,066	0.4
90,582		Altria Group, Inc.	3,607,881	0.6
59,192		Amdocs Ltd.	3,895,426	0.7
28,334		Ameren Corp.	2,203,819	0.4
16,527		American Water Works Co., Inc.	2,534,911	0.4
21,263		Amgen, Inc.	4,721,237	0.8
4,674		Anthem, Inc.	1,456,045	0.3
24,622		Applied Materials, Inc.	2,030,823	0.4
16,703		Aptargroup, Inc.	2,109,923	0.4
173,838		AT&T, Inc.	4,997,843	0.9
21,763		Avnet, Inc.	660,507	0.1
67,528		Bank of America Corp.	1,901,588	0.3
40,919		Booz Allen Hamilton Holding Corp.	3,551,360	0.6
82,135		Bristol-Myers Squibb Co.	5,125,224	0.9
26,136		Broadridge Financial Solutions, Inc.ADR	3,838,856	0.7
6,230		Carlisle Cos., Inc.	902,291	0.2
27,672		CDK Global, Inc.	1,325,489	0.2
7,661		CDW Corp.	999,684	0.2
3,682		Chemed Corp.	1,760,917	0.3
21,397		Chevron Corp.	1,865,390	0.3
9,607		Church & Dwight Co., Inc.	843,206	0.1
4,352		Cigna Corp.	910,177	0.2
137,376		Cisco Systems, Inc.	5,909,916	1.0
14,400		Citigroup, Inc.	793,008	0.1
26,409		Citrix Systems, Inc.	3,272,603	0.6
13,969		Cognizant Technology Solutions Corp.	1,091,398	0.2
9,016		Colgate-Palmolive Co.	772,130	0.1
17,500		Comcast Corp. – Class A	879,200	0.2
30,929		Corporate Office Properties Trust SBI MD	823,639	0.1
10,051		CSX Corp.	905,093	0.2
34,001		Dolby Laboratories, Inc.	3,007,388	0.5
19,102		Dollar General Corp.	4,175,315	0.7
19,001		DTE Energy Co.	2,390,516	0.4
75,745		eBay, Inc.	3,819,820	0.7
110,549		Equitrans Midstream Corp.	902,080	0.2
3,690		Everest Re Group Ltd.	838,848	0.1
44,842		Evergy, Inc.	2,484,695	0.4
18,074		Exelon Corp.	742,299	0.1
49,414		Flir Systems, Inc.	1,889,591	0.3
38,464		Flowers Foods, Inc.	853,516	0.1
62,581		General Mills, Inc.	3,806,176	0.7
47,754		Gentex Corp.	1,556,780	0.3
95,544		Geo Group, Inc./The	902,891	0.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
47,323	Gilead Sciences, Inc.	$ 2,871,086	0.5
17,500	Hanover Insurance Group, Inc.	1,966,125	0.3
25,018	Hershey Co.	3,699,912	0.6
28,815	Honeywell International, Inc.	5,875,955	1.0
1,975	Humana, Inc.	791,027	0.1
118,937	Intel Corp.	5,750,604	1.0
35,386	International Business Machines Corp.	4,370,879	0.8
13,763	Intuit, Inc.	4,844,851	0.8
19,158	Jack Henry & Associates, Inc.	3,081,756	0.5
54,190	Johnson & Johnson	7,840,209	1.4
41,089	JPMorgan Chase & Co.	4,843,571	0.8
151,374	Juniper Networks, Inc.	3,295,412	0.6
6,443	Kansas City Southern	1,199,493	0.2
28,053	Kimberly-Clark Corp.	3,908,063	0.7
10,154	KLA Corp.	2,558,503	0.4
24,097	Knight-Swift Transportation Holdings, Inc.	994,965	0.2
16,242	Kroger Co.	535,986	0.1
38,450	Leidos Holdings, Inc.	3,871,915	0.7
11,741	Life Storage, Inc.	1,288,223	0.2
7,099	Lockheed Martin Corp.	2,591,135	0.5
5,660	MarketAxess Holdings, Inc.	3,051,759	0.5
22,998	MAXIMUS, Inc.	1,651,486	0.3
19,284	McDonald's Corp.	4,193,113	0.7
18,578	McKesson Corp.	3,342,368	0.6
71,273	Merck & Co., Inc.	5,729,636	1.0
101,995	Microsoft Corp.	21,834,070	3.8
7,554	Monolithic Power Systems, Inc.	2,416,978	0.4
23,842	Motorola Solutions, Inc.	4,089,618	0.7
12,057	MSC Industrial Direct Co.	1,004,589	0.2
19,711	Nasdaq, Inc.	2,522,811	0.4
42,330	National Instruments Corp.	1,584,412	0.3
3,641	NewMarket Corp.	1,346,296	0.2
170,014	NortonLifeLock, Inc.	3,099,355	0.5
30,672	OGE Energy Corp.	993,466	0.2
33,039	Omnicom Group	2,081,457	0.4
80,936	Oracle Corp.	4,671,626	0.8
32,833	Packaging Corp.of America	4,268,290	0.7
43,168	Paychex, Inc.	4,021,099	0.7
42,560	PepsiCo, Inc.	6,138,429	1.1
160,574	Pfizer, Inc.	6,151,590	1.1
51,780	Philip Morris International, Inc.	3,922,335	0.7
33,997	Phillips 66	2,059,538	0.4
13,255	Pinnacle West Capital Corp.	1,084,922	0.2
51,577	Procter & Gamble Co.	7,162,498	1.2
43,297	Progressive Corp.	3,771,602	0.7
35,781	Qualcomm, Inc.	5,265,890	0.9
12,290	Reliance Steel & Aluminum Co.	1,447,762	0.3
38,744	Republic Services, Inc.	3,747,320	0.7
8,760	Roper Technologies, Inc.	3,740,520	0.7
19,553	Royal Gold, Inc.	2,160,020	0.4
3,281	S&P Global, Inc.	1,154,190	0.2
76,314	Service Corp.International	3,711,913	0.6
38,979	Silgan Holdings, Inc.	1,317,490	0.2
28,045	Sonoco Products Co.	1,628,293	0.3
34,494	Southern Co.	2,064,466	0.4
117,648	Switch, Inc.	1,857,662	0.3
22,554	T.Rowe Price Group, Inc.	3,234,469	0.6
28,209	Target Corp.	5,064,362	0.9
35,642	Texas Instruments, Inc.	5,747,273	1.0
5,419	Tractor Supply Co.	763,049	0.1
7,700	United Parcel Service, Inc. - Class B	1,317,239	0.2
107,633	Valvoline, Inc.	2,452,956	0.4
106,460	Verizon Communications, Inc.	6,431,249	1.1
20,315	(2) Viatris, Inc.	341,695	0.1
33,508	Waste Management, Inc.	3,991,808	0.7
70,246	Werner Enterprises, Inc.	2,809,138	0.5
125,977	Western Union Co.	2,842,041	0.5
135,192	Williams Cos., Inc.	2,836,328	0.5
37,202	Xilinx, Inc.	5,414,751	0.9
15,725	Yum! Brands, Inc.	1,663,705	0.3
26,886	Zoetis, Inc.	4,311,977	0.7
		359,520,375	62.6

	Total Common Stock
	(Cost $507,093,761)	563,225,980	98.0

EXCHANGE-TRADED FUNDS: 0.7%
17,358	iShares MSCI EAFE ETF	1,217,664	0.2
6,857	SPDR S&P 500 ETF Trust	2,482,645	0.5

	Total Exchange-Traded Funds
	(Cost $3,672,575)	3,700,309	0.7

	Total Long-Term Investments
	(Cost $510,766,336)	566,926,289	98.7

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
2,196,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $2,196,000)	2,196,000	0.4

	Total Short-Term Investments
	(Cost $2,196,000)	2,196,000	0.4

	Total Investments in Securities (Cost $512,962,336)	$ 569,122,289	99.1
	Assets in Excess of Other Liabilities	5,453,118	0.9
	Net Assets	$ 574,575,407	100.0

ADR	American Depositary Receipt

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of November 30, 2020.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	25.6%
Health Care	14.1
Industrials	10.6
Financials	10.2
Consumer Staples	10.2
Communication Services	8.5
Materials	6.3
Utilities	5.2
Consumer Discretionary	4.9
Energy	1.5
Real Estate	0.9
Exchange-Traded Funds	0.7
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$17,061,655	$–	$17,061,655
Belgium	–	2,448,125	–	2,448,125
Canada	24,523,077	–	–	24,523,077
China	–	2,211,343	–	2,211,343
Denmark	–	9,697,900	–	9,697,900
Finland	–	4,689,161	–	4,689,161
France	–	4,105,350	–	4,105,350
Germany	–	4,255,427	–	4,255,427
Hong Kong	–	10,103,477	–	10,103,477
Ireland	6,938,270	–	–	6,938,270
Israel	–	1,353,605	–	1,353,605
Italy	–	13,375,297	–	13,375,297
Japan	1,619,334	48,068,917	–	49,688,251
Netherlands	–	3,229,185	–	3,229,185
New Zealand	–	761,770	–	761,770
Norway	823,919	–	–	823,919
Singapore	–	1,378,723	–	1,378,723
Spain	–	6,395,520	–	6,395,520
Sweden	–	2,609,389	–	2,609,389
Switzerland	–	17,457,209	–	17,457,209
United Kingdom	4,448,637	16,150,315	–	20,598,952
United States	359,520,375	–	–	359,520,375
Total Common Stock	397,873,612	165,352,368	–	563,225,980
Exchange-Traded Funds	3,700,309	–	–	3,700,309
Short-Term Investments	2,196,000	–	–	2,196,000
Total Investments, at fair value	$403,769,921	$165,352,368	$–	$569,122,289
Other Financial Instruments+
Forward Foreign Currency Contracts	–	6,891	–	6,891
Total Assets	$403,769,921	$165,359,259	$–	$569,129,180

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,807,302)	$–	$(1,807,302)
Written Options	–	(11,039,195)	–	(11,039,195)
Total Liabilities	$–	$(12,846,497)	$–	$(12,846,497)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

At November 30, 2020, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,356,666	GBP 6,500,000	Citibank N.A.	01/07/21	$(314,417)
AUD 900,000	USD 654,033	Morgan Stanley & Co. International PLC	01/07/21	6,891
USD 10,094,856	CAD 13,500,000	Morgan Stanley & Co. International PLC	01/07/21	(303,293)
USD 25,052,278	JPY 2,640,000,000	Morgan Stanley & Co. International PLC	01/07/21	(257,703)
USD 21,152,273	EUR 18,100,000	State Street Bank and Trust Co.	01/07/21	(465,863)
USD 8,786,842	CHF 8,100,000	State Street Bank and Trust Co.	01/07/21	(140,569)
USD 8,339,991	AUD 11,800,000	State Street Bank and Trust Co.	01/07/21	(325,457)
				$(1,800,411)

At November 30, 2020, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Barclays Bank PLC	Call	12/18/20	EUR 3,236.090	6,367	EUR 22,237,002	$564,686	$(2,040,449)
FTSE 100 Index	BNP Paribas	Call	12/18/20	GBP 5,969.120	5,550	GBP 34,777,355	824,082	(2,223,898)
Nikkei 225 Index	Societe Generale	Call	12/30/20	JPY 25,782.640	89,668	JPY 2,370,249,838	418,885	(831,830)
S&P 500® Index	UBS AG	Call	12/04/20	USD 3,500.040	28,309	USD 102,524,724	2,480,992	(3,486,776)
S&P 500® Index	Barclays Bank PLC	Call	12/18/20	USD 3,544.530	8,377	USD 30,338,395	673,228	(874,991)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	12/30/20	USD	3,593.120	18,159	USD	65,765,179	$1,144,090	$(1,581,251)
									$6,105,963	$(11,039,195)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $506,434,834.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 79,213,232
Gross Unrealized Depreciation	(29,308,582)

Net Unrealized Appreciation	$49,904,650